Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Entity File Number	001-36533
Entity Registrant Name	MedAvail Holdings, Inc.
Entity Central Index Key	0001402479
Entity Tax Identification Number	90-0772394
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4720 East Cotton Gin Loop
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	877
Local Phone Number	830-0826
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	MDVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false